OTHER NON-CURRENT ASSETS	12 Months Ended
Dec. 31, 2014
OTHER NON-CURRENT ASSETS [Abstract]
OTHER NON-CURRENT ASSETS

26.	OTHER NON-CURRENT ASSETS

(in thousands of $)	2014	2013
Deferred tax asset (see note 12)	260	421
Mark-to-market interest rate swaps valuation (see note 35)	12,603	46,827
Other long-term assets	55,579	7,000
	68,442	54,248

Included within "Other long-term assets" were: (i) $49.9 million of payment made relating to long lead items ordered in preparation for the conversion of the Gimi to a FLNGV following agreements to convert her were made effective in December 2014.  These agreements include certain cancellation provisions, which if exercised prior to November 2015, will allow the termination of the contracts and the recovery of previous milestone payments, less a cancellation fee. If we do not issue our Final Notice to proceed for the Gimi conversion, we would have to pay termination fees; and (ii) unutilized parts originally ordered for the Golar Spirit FSRU retrofitting following changes to the original project specification. Since acquisition, we have recognized total impairment charges of $5.0 million (see note 10).  As of December 31, 2014 and 2013, the carrying value of these parts was $2.0 million and $2.5 million, respectively.